SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of owned subsidiary
	December 31, 2021	December 31, 2020
Cash	$8,812	$746,613
Receivables (net)	158,807	2,316
Prepaid Expenses	207,521	27,160
Inventory	164,302	67,144
Due from related parties	397,590	429,648
Property and equipment (net)	63,055	79,153
Intangible assets (net)	38,876	54,912
Operating lease right of use assets	582,322	315,207
Lease security deposits	152,219	86,811
Investment in Yubo Jingzhi (A)	236,220	-
Receivables from other consolidated entities (A)	287,677	-
Total assets	2,297,401	1,808,964

Accounts payable and accrued expense	69,746	101,175
Customer deposits	-	11,028
Advances from prospective customers/distributors	484,956	757,896
Due to related parties	532,121	91,951
Operating lease liabilities	582,322	315,207
Payables to other consolidated entities (A)	511,811	-
Total liabilities	2,180,956	1,277,257

Shareholders’ equity	$116,445	$531,707
Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years
Distribution software	5 years
Patents	20 years